Shareholders Capital - Additional Information (Detail) - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel		1,024,002	833,614
Percentage of share purchase and cancel		10.00%
Purchase and cancel of shares | $		$ 76	$ 75
Share buy back tax		1	1
Decrease to share capital		$ 10	$ 10
Events After Reporting Period [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel	32,538
Purchase and cancel of shares | $	$ 3
Top of Range [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Number of share purchase and cancel		1,251,850